Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Summary of Components of Income Before Provision for Income Taxes
The components of income before income tax expense are as follows:

	Year ended
	December 31, 2019	December 31, 2018	December 31, 2017
	(in thousands)
Ireland	$323,726	$243,988	$218,306
United States	21,073	27,499	28,426
Other	82,190	93,127	81,325
Income before income tax expense	$426,989	$364,614	$328,057

Summary of Components of Provision for Income Taxes
The components of income tax expense are as follows:

	Year ended
	December 31, 2019	December 31, 2018	December 31, 2017
	(in thousands)
Income tax expense:
Current tax expense:
Ireland	$35,955	$28,042	$20,084
United States	5,073	2,885	5,792
Other	11,642	9,379	9,964
Total current tax expense	52,670	40,306	35,840

Deferred tax (benefit)/expense:
Ireland	2,833	1,054	261
United States	(3,502)	875	8,980
Other	(868)	(277)	1,488
Total deferred tax (benefit)/expense	(1,537)	1,652	10,729

Income tax expense allocated to continuing operations	51,133	41,958	46,569

Impact on other comprehensive income of the income tax consequence of :
Currency impact on long term funding	25	119	973
Fair value of cash flow hedge	—	(148)	148

Total	$51,158	$41,929	$47,690

Schedule of Reconciliation of Consolidated Reported Provision for Income Taxes and Statutory Rate	The Company's consolidated reported income tax expense differed from the amount that would result from applying the Irish statutory rate as set forth below:

	Year ended
	December 31, 2019	December 31, 2018	December 31, 2017
	(in thousands)
Taxes at Irish statutory rate of 12.5% (2018:12.5%; 2017:12.5%)	$53,374	$45,577	$41,007
Foreign and other income taxed at higher rates	7,356	7,649	6,324
Research & development tax incentives	(893)	(1,243)	(830)
Movement in valuation allowance	(10)	5,667	1,329
Effects of change in tax rates	359	(147)	925
(Decrease)/increase in unrecognized tax benefits	(1,273)	(5,423)	933
Impact of stock compensation	(7,383)	(8,301)	(9,917)
Impact of deemed repatriation under US Tax Reform	—	—	7,694
Other	(397)	(1,821)	(896)
Provision for income taxes	$51,133	$41,958	$46,569

Schedule of Tax Effects of Temporary Differences that Give Rise to Significant Portions of Deferred Tax Assets and Deferred Tax Liabilities
The tax effects of temporary differences that give rise to significant portions of deferred tax assets and deferred tax liabilities are presented below:

	December 31, 2019	December 31, 2018
	(in thousands)
Deferred tax liabilities:
Property, plant and equipment	$1,102	$981
Right-of-use-asset	11,838	—
Goodwill	27,590	25,149
Intangible assets	11,805	9,397
Other	6,284	5,703
Total deferred tax liabilities recognized	58,619	41,230

Deferred tax assets:
Operating loss and tax credits carryforwards	37,865	29,995
Property, plant and equipment	5,257	4,893
Lease Liabilities	11,754	—
Accrued expenses and payments on account	26,380	24,599
Stock compensation	5,009	6,490
Deferred compensation	2,744	2,197
Unearned revenue	3,933	5,681
Other	604	2
Total deferred tax assets	93,546	73,857
Valuation allowance for deferred tax assets	(27,721)	(27,263)
Deferred tax assets recognized	65,825	46,594
Overall net deferred tax asset	$7,206	$5,364

Schedule of Expected Expiry Dates of NOL's	The expected expiry dates of these US losses are as follows:

	Federal NOL's	State NOL's
	(in thousands)
2022-2035	$18,866	$44,986
2037	1,921	—
Indefinite	1,363	49

	$22,150	$45,035

Schedule of Reconciliation of Beginning and Ending Amount of Total Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of total unrecognized tax benefits is as follows:

	December 31, 2019	December 31, 2018	December 31, 2017
	(in thousands)
Unrecognized tax benefits at start of year	$21,433	$23,720	$26,620
Increase related to prior year tax positions	—	2,084	—
Decrease related to prior year tax positions	—	(2,915)	(3,050)
Increase related to current year tax positions	1,588	3,065	4,765
Settlements	(347)	(182)	(2,523)
Lapse of statute of limitations	(2,518)	(4,339)	(2,092)
Unrecognized tax benefits at end of year	$20,156	$21,433	$23,720